Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO[1] $	Summary Compensation Table Total for Second PEO[1] $	Compensation Actually Paid to First PEO[1,2,3] $	Compensation Actually Paid to Second PEO[1,2,3] $	Average Summary Compensation Table Total for Non-PEO NEOs[1] $	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] $	Value of Initial Fixed $100 Investment on December 31, 2020 Based on:		Net Income (Loss) $ (millions)	Revenue[6] $ (millions)
							Total Shareholder Return[4]$	Peer Group Total Shareholder Return[5]$
2025	5,686,740	688,637	2,518,175	(7,779,734)	2,857,977	1,524,556	31	125	(366)	824
2024	13,630,599	—	7,211,120	—	3,476,089	2,138,230	69	93	(127)	838
2023	12,108,359	—	14,201,749	—	4,135,846	3,194,672	97	94	(263)	753
2022	11,391,188	—	(4,479,782)	—	2,665,450	(161,281)	73	90	(112)	678
2021	12,787,669	—	29,789,160	—	2,483,005	4,670,387	140	100	(27)	691

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The NEOs in each disclosure year represent the following individuals:

Year	First PEO	Second PEO	NEOs included in Average
2025	Samraat S. Raha	Paul J. Diaz	Benjamin R. Wheeler, Scott J. Leffler, Mark S. Verratti, Brian J. Donnelly, Dale Muzzey, Ph.D., Margaret Ancona
2024	Paul J. Diaz	—	R. Bryan Riggsbee, Scott J. Leffler, Dale Muzzey, Ph.D., Mark S. Verratti, Samraat S. Raha
2023	Paul J. Diaz	—	R. Bryan Riggsbee, Dale Muzzey Ph.D., Nicole Lambert, Mark S. Verratti, Samraat S. Raha
2022	Paul J. Diaz	—	R. Bryan Riggsbee, Jerry S. Lanchbury, Ph.D., Nicole Lambert, Mark S. Verratti, and Kevin R. Haas, Ph.D.
2021	Paul J. Diaz	—	R. Bryan Riggsbee, Jerry S. Lanchbury, Ph.D., Nicole Lambert, Mark S. Verratti

Peer Group Issuers, Footnote	The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Total Return (XNBI) Index. Myriad updated its peer group for use in 2025 to better capture Myriad’s biotechnology industry peers and better align with its business for benchmarking stock performance. The previous peer group was the Nasdaq Health Care Index (IXHC). If the IXHC had been used to calculate peer group total shareholder return as of December 31, 2025, the amount shown for 2025, 2024, 2023, 2022, and 2021 would have been $99, $81, $82, $77, and $96, respectively.
PEO Total Compensation Amount		$ 13,630,599	$ 12,108,359	$ 11,391,188	$ 12,787,669
PEO Actually Paid Compensation Amount		7,211,120	14,201,749	(4,479,782)	29,789,160
Adjustment To PEO Compensation, Footnote	The table below shows the additions and deductions to calculate "compensation actually paid" for the NEOs in each year as compared to the total compensation reported in the Summary Compensation Table ("SCT").

	2025			2024		2023		2022		2021
	First PEO	Second PEO	Avg Non-PEO NEO	First PEO	Avg Non-PEO NEO	First PEO	Avg Non-PEO NEO	First PEO	Avg Non-PEO NEO	First PEO	Avg Non-PEO NEO
Reported SCT figures
Reported SCT Total ($)	5,686,740	688,637	2,857,977	13,630,599	3,476,089	12,108,359	4,135,846	11,391,188	2,665,450	12,787,669	2,483,005
Reported SCT Stock Award Value ($)	3,989,729	—	1,768,113	11,113,514	2,514,413	9,796,451	3,299,996	9,513,661	1,890,185	9,869,920	1,649,044
Reported SCT Option Award Value ($)	—	—	—	—	—	—	—	—	—	—	—
Equity Award Adjustments
Year-end Fair Value of Unvested Awards Granted in the Applicable Year ($)	3,320,220	—	1,286,791	6,989,389	1,567,704	7,979,605	1,943,821	5,183,465	576,200	10,879,576	1,740,847
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Applicable Year End ($)	(2,042,036)	(6,977,941)	(682,910)	(4,930,228)	(467,816)	2,039,494	260,459	(11,226,199)	(1,133,716)	8,276,036	1,209,889
Change in Fair Value of Awards Granted in Prior Years that Vested in the Applicable Year ($)	(457,020)	(1,490,430)	(169,191)	2,634,874	76,666	1,870,743	154,543	(314,575)	(379,031)	7,715,799	885,690
Compensation Actually Paid ($)	2,518,175	(7,779,734)	1,524,556	7,211,120	2,138,230	14,201,749	3,194,672	(4,479,782)	(161,281)	29,789,160	4,670,387

Non-PEO NEO Average Total Compensation Amount	$ 2,857,977	3,476,089	4,135,846	2,665,450	2,483,005
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,524,556	2,138,230	3,194,672	(161,281)	4,670,387
Compensation Actually Paid vs. Total Shareholder Return
The charts below illustrate the relationship between compensation actually paid and the total shareholder return of Myriad and the XNBI for the periods presented which shows what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2020.

	(1) PEO data for 2025 represents the sum of Mr. Diaz’s and Mr. Raha’s compensation actually paid in this year. PEO data for 2024, 2023, 2022, and 2021 represent the compensation actually paid to Mr. Diaz only in those years.
Compensation Actually Paid vs. Net Income	The charts below illustrate the relationship between compensation actually paid and net income or loss and revenue for the periods presented.
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The charts below illustrate the relationship between compensation actually paid and the total shareholder return of Myriad and the XNBI for the periods presented which shows what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2020.

	(1) PEO data for 2025 represents the sum of Mr. Diaz’s and Mr. Raha’s compensation actually paid in this year. PEO data for 2024, 2023, 2022, and 2021 represent the compensation actually paid to Mr. Diaz only in those years.
Tabular List, Table

Revenue
Adjusted operating income
Adjusted EPS
Relative total stockholder return
Engagement score[1]
Customer NPS[1]

Total Shareholder Return Amount	$ 31	69	97	73	140
Peer Group Total Shareholder Return Amount	125	93	94	90	100
Net Income (Loss)	$ (366,000,000)	$ (127,000,000)	$ (263,000,000)	$ (112,000,000)	$ (27,000,000)
Company Selected Measure Amount	824,000,000	838,000,000	753,000,000	678,000,000	691,000,000
Additional 402(v) Disclosure	Equity values are calculated in accordance with FASB ASC Topic 718. For PSUs, the grant date fair value of PSUs used for SCT calculations assumes target performance for 2025, 2024, 2023, 2022 and 2021. To determine the year-end fair values used in the "compensation actually paid" calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding PSUs at each year end date. For options awards, updated market input assumptions (stock price, risk free interest rate, volatility, expected term, and future dividend yield expectations) have been used to determine the fair values of outstanding awards as of the identified vesting dates and the relevant year end dates using the Black Scholes Merton option pricing model.As required under Item 201(e) of Regulation S-K, total shareholder return measures the cumulative value of $100 invested on the last trading day before the earliest year in the table, or December 31, 2020, including the reinvestment of dividends, through and including the end of the applicable year for which total shareholder return is calculated, or December 31, 2021, December 31, 2022 , December 31, 2023, December 31 2024, and December 31, 2025 respectively.Revenue is a GAAP financial measure and does not exclude revenue from divested businesses.Engagement score and Customer NPS are non-financial quantitative metrics designed to support our efforts to retain employees and improve employee engagement and enhance customer experiences.PEO data for 2025 represents the sum of Mr. Diaz’s and Mr. Raha’s compensation actually paid in this year. PEO data for 2024, 2023, 2022, and 2021 represent the compensation actually paid to Mr. Diaz only in those years.
As discussed above in our "Compensation Discussion and Analysis" section of this proxy statement, our compensation program seeks to align compensation with Company performance and reward our executive officers for their contribution to our growth, profitability and increased stockholder value. Additional details on the elements of our executive compensation program and our pay-for-performance compensation philosophy are set forth above in the "Compensation Discussion and Analysis" section. The compensation actually paid to our PEOs and the other NEOs in each of the periods reported above and over the 5-year cumulative period shows how the compensation actually paid fluctuated year-over-year. The fluctuations in compensation actually paid were primarily due to changes in our stock price measured as of the last day of each listed period, which we believe demonstrates the "pay-for-performance" nature of our executive compensation program. As the tables above illustrate, the compensation actually paid to our PEO and the other NEOs was higher when our stock price performed well and lower when our stock price did not perform well. We believe this correlation between compensation actually paid and total shareholder return over the applicable measurement periods also shows that our performance-based equity incentives build alignment between the compensation of our executives and stockholder returns.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Relative total stockholder return
Measure:: 5
Pay vs Performance Disclosure
Name	Engagement score1
Measure:: 6
Pay vs Performance Disclosure
Name	Customer NPS1
Samraat S. Raha [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,686,740
PEO Actually Paid Compensation Amount	$ 2,518,175
PEO Name	Samraat S. Raha
Paul J. Diaz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 688,637	$ 13,630,599	$ 12,108,359	$ 11,391,188	$ 12,787,669
PEO Actually Paid Compensation Amount	$ (7,779,734)	$ 7,211,120	$ 14,201,749	$ (4,479,782)	$ 29,789,160
PEO Name	Paul J. Diaz	Paul J. Diaz	Paul J. Diaz	Paul J. Diaz	Paul J. Diaz
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 6,989,389	$ 7,979,605	$ 5,183,465	$ 10,879,576
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,930,228)	2,039,494	(11,226,199)	8,276,036
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,634,874	1,870,743	(314,575)	7,715,799
PEO | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(11,113,514)	(9,796,451)	(9,513,661)	(9,869,920)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Samraat S. Raha [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,320,220
PEO | Samraat S. Raha [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,042,036)
PEO | Samraat S. Raha [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(457,020)
PEO | Samraat S. Raha [Member] | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,989,729)
PEO | Samraat S. Raha [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul J. Diaz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul J. Diaz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,977,941)
PEO | Paul J. Diaz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,490,430)
PEO | Paul J. Diaz [Member] | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paul J. Diaz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,286,791	1,567,704	1,943,821	576,200	1,740,847
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(682,910)	(467,816)	260,459	(1,133,716)	1,209,889
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(169,191)	76,666	154,543	(379,031)	885,690
Non-PEO NEO | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,768,113)	(2,514,413)	(3,299,996)	(1,890,185)	(1,649,044)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0